CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY/(DEFICIT) (USD $) In Thousands, except Share data		Total	Ordinary shares [Member]		Additional paid-in capital [Member]	Accumulated deficit [Member]	Accumulated other comprehensive income/(loss) [Member]
Balance at Dec. 31, 2011		$ (113,306)	$ 1			$ (113,349)	$ 42
Balance, shares at Dec. 31, 2011	[1]		44,245,388
Share-based compensation		1,671			1,671
Exercise of share options		253			253
Exercise of share options, shares	[1]
Preference shares accretions		(10,233)			(1,924)	(8,309)
Net income/(loss)		(30,401)				(30,401)
Foreign currency translation adjustment, net of nil tax		(48)					(48)
Unrealized loss on available-for-sale securities
Balance at Dec. 31, 2012		(152,064)	1			(152,059)	(6)
Balance, shares at Dec. 31, 2012	[1]		44,245,388
Share-based compensation		2,865			2,865
Exercise of share options		557			557
Exercise of share options, shares	[1]
Preference shares accretions		(9,134)			(3,217)	(5,917)
Net income/(loss)		19,557				19,557
Foreign currency translation adjustment, net of nil tax		(570)					(570)
Unrealized loss on available-for-sale securities
Issuance of ordinary shares upon initial public offering ("IPO"), net of issuance costs of US$4,575		210,421			210,421
Issuance of ordinary shares upon initial public offering ("IPO"), net of issuance costs of US$4,575, shares	[1]		27,064,706
Conversion of preference shares upon IPO		148,651	1		148,650
Conversion of preference shares upon IPO, shares	[1]		87,566,599
Balance at Dec. 31, 2013		220,283	2		359,276	(138,419)	(576)
Balance, shares at Dec. 31, 2013		158,876,693	158,876,693	[1]
Share-based compensation		6,173			6,173
Exercise of share options		3,304			3,304
Exercise of share options, shares	[1]		4,297,268
Preference shares accretions
Net income/(loss)		22,644				22,644
Foreign currency translation adjustment, net of nil tax		396					396
Unrealized loss on available-for-sale securities		(1,111)					(1,111)
Issuance of ordinary shares upon follow-on offering, net of issuance costs of US$1,253		71,707			71,707
Issuance of ordinary shares upon follow-on offering, net of issuance costs of US$1,253, shares	[1]		4,000,000
Issuance of ordinary shares to Tencent, net of issuance costs of US$104		735,996			735,996
Issuance of ordinary shares to Tencent, net of issuance costs of US$104, shares	[1]		36,805,000
Repurchase of ordinary shares from pre-IPO shareholders		(552,075)			(552,075)
Repurchase of ordinary shares from pre-IPO shareholders, shares	[1]		(27,603,750)
Balance at Dec. 31, 2014		$ 507,317	$ 2		$ 624,381	$ (115,775)	$ (1,291)
Balance, shares at Dec. 31, 2014		176,375,211	176,375,211	[1]

[1]	Ordinary shares include Class A ordinary shares and Class B ordinary shares, please refer to Note 14.